Net Loss Per Share - Summary of the Computation of Pro Forma Diluted Net Loss Per Share (Parenthetical) (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	147,949	140,374
Nuvation Bio Historical Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	38,224	30,649
Assumed Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	13,742	13,742
Nuvation Bio Historical Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	5,787	5,787
Consideration Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	2,894	2,894